CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,453,982)	$ (4,684,189)	$ (1,944,577)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense and amortization of intangible assets	1,631	22,853	27,447
Amortization of right-of-use assets	78,126	185,421	227,661
Impairment loss	0	123,646	696
Stock-based compensation and service expense	1,450,000	2,888,787	0
Bad debt provision	7,338	0	0
Loss on disposal of property and equipment	848	0	0
Changes in operating assets and liabilities:
Accounts receivable	25,983	254,109	969,374
Security deposit	6,726	37,853	(43,750)
Interest receivable	262,192	(149,178)	(113,014)
Due from related party	1,417	(1,511)	0
Other assets	91,348	495,668	(74,120)
Taxes payable	163,500	36,553	(78,932)
Salary payable	347,567	349,436	0
Accrued liabilities and other payables	99,649	304,576	(123,052)
Due to related parties	992,277	126,228	12,025
Operating lease liabilities - related party	0	0	(29,355)
Operating lease liabilities	(80,316)	(189,012)	(194,341)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	994,304	(198,760)	(1,363,938)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	0	(2,346)	(3,411)
Investment in note receivable	(7,800,000)	0	(7,500,000)
Proceeds from note receivable	7,500,000	0	0
Purchase of short-term investments	(27,779,231)	(29,011,783)	0
Proceeds from sale of short-term investments	27,086,514	116,663	0
NET CASH USED IN INVESTING ACTIVITIES	(992,717)	(28,897,466)	(7,503,411)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from note payable	0	0	75,581
Repayment of note payable	0	0	(75,581)
Proceeds from related parties' borrowings	9,535	225,171	1,893,932
Repayments of related parties' borrowings	(9,818)	(225,171)	(2,272,145)
Proceeds from initial public offering	0	0	12,300,000
Disbursements for initial public offering costs	0	0	(1,489,388)
Proceeds from the June 2021 public offering	0	0	24,562,500
Disbursements for the June 2021 public offering costs	0	0	(2,352,418)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(283)	0	32,642,481
EFFECT OF EXCHANGE RATE ON CASH AND RESTRICTED CASH	(1,471)	(1,052,173)	145,014
NET (DECREASE) INCREASE IN CASH AND RESTRICTED CASH	(167)	(30,148,399)	23,920,146
Total cash and restricted cash at beginning of year	695,242	30,843,641	6,923,495
Total cash and restricted cash at end of year	695,075	695,242	30,843,641
Cash paid for:
Interest	0	22	725
Income taxes	807	0	2,251
NON-CASH INVESTING AND FINANCING ACTIVITIES
Reissuance of treasury stock	25,000	0	0
Payments made by related parties on the Company's behalf	1,068,700	0	119,886
RECONCILIATION OF CASH AND RESTRICTED CASH
Cash at beginning of year	2,508	30,024,372	6,137,689
Restricted cash at beginning of year	692,734	819,269	785,806
Total cash and restricted cash at beginning of year	695,242	30,843,641	6,923,495
Cash at end of year	2,383	2,508	30,024,372
Restricted cash at end of year	692,692	692,734	819,269
Total cash and restricted cash at end of year	$ 695,075	$ 695,242	$ 30,843,641